Drilling Units - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 414		$ 696
Drilling Unit [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	388	$ 392
Impairment of long-lived assets	$ 414
Weighted average cost of capital	11.40%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 3	$ 14